Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about investment property

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(2)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2021	1,272	1,375	436	720	218	4,021
Additions	126	26	—	284	65	501
Disposals	(420)	(352)	(2)	(249)	(29)	(1,052)
At 31 December 2021	978	1,049	434	755	254	3,470
Accumulated depreciation:
At 1 January 2021	489	1,068	434	178	118	2,287
Charge for the year(1)	32	86	1	81	19	219
Impairment during the year	46	28	—	—	23	97
Disposals	(233)	(325)	(1)	(99)	(23)	(681)
At 31 December 2021	334	857	434	160	137	1,922
Net book value	644	192	—	595	117	1,548

Cost:
At 1 January 2020	1,270	1,436	439	738	212	4,095
Additions	61	43	2	185	8	299
Disposals	(59)	(104)	(5)	(203)	(2)	(373)
At 31 December 2020	1,272	1,375	436	720	218	4,021
Accumulated depreciation:
At 1 January 2020	454	1,016	434	164	60	2,128
Charge for the year(1)	55	111	—	92	58	316
Impairment during the year	24	—	—	—	—	24
Disposals	(44)	(59)	—	(78)	—	(181)
At 31 December 2020	489	1,068	434	178	118	2,287
Net book value	783	307	2	542	100	1,734
(1)Following a review of the estimated useful lives of property as part of Santander UK's transformation program, the charge for the period includes accelerated property depreciation of £9m (2020: £9m).
(2)Property, plant and equipment includes assets under construction of £106m (2020: £55m).